CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) $ in Thousands	12 Months Ended
Apr. 27, 2014 USD ($)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Deferred hedge adjustment, income tax provision	$ 149